Right of Use Assets and Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of Right of Use Assets and Lease Liabilities [Abstract]
Disclosure of payments on lease liabilities [Table Text Block]
31-Mar-26
1 year	$1,318,698
thereafter	$6,132,207
less amount representing interest expense	$(1,898,642)
Lease liability	$5,552,263
Current Portion of Lease Liabilities	$811,034
Long Term Portion of Lease Liabilities	$4,741,229

Disclosure of right-of-use assets [Table Text Block]
	March 31, 2026	March 31, 2025
Right of Use Assets, beginning of year	$5,479,555	$4,124,563
Depreciation	(874,660)	(730,803)
Additions to RoU Assets	-	2,506,822
Removal of RoU assets	-	(25,000)
Change from lease modification	-	(167,015)
Change from lease adjustment	(35,559)	(229,012)

Right of Use Assets, end of year	$4,569,336	$5,479,555